Acquisitions and License Agreements (Additional Information) (Details) - USD ($)				3 Months Ended		12 Months Ended
	Feb. 22, 2025	Jun. 14, 2022	May 31, 2022	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2025
Business Acquisition [Line Items]
Royalty expenses				$ 100,000	$ 0	$ 300,000	$ 26,000
Payment to acquire license				0		0
Accrued Royalty Payables				100,000		100,000	5,000
Tlido Rest Of World License Agreement [Member]
Business Acquisition [Line Items]
Percentage of Lidocaine Topical System	1.80%
Aggregate Payment Of Company	$ 200,000
Gloperba Rest of World License Agreement [Member]
Business Acquisition [Line Items]
Revenue, Remaining Performance Obligation, Percentage								50.00%
Elyxyb Rest of World License Agreement [Member]
Business Acquisition [Line Items]
Revenue, Remaining Performance Obligation, Percentage								50.00%
Patents [Member] | Sorrento [Member]
Business Acquisition [Line Items]
Payment upon the achievement of net sales			$ 20,000,000
Amount due for New Drug Application			$ 3,000,000
Scilex Pharma [Member] | Tlido Rest Of World License Agreement [Member]
Business Acquisition [Line Items]
Revenue, Remaining Performance Obligation, Percentage	50.00%
License Agreement
Business Acquisition [Line Items]
Development milestones payment was recognized under other long-term liabilities				200,000		200,000	200,000
License Agreement | Romeg License Agreement [Member]
Business Acquisition [Line Items]
Up-front license fee		$ 2,000,000
Payment upon the achievement of net sales		13,000,000
Payments for royalties		150,000
Non-Refundable, Non-Creditable Payment		$ 700,000
Transfer of Common Stock Shares		22,267
Intangible asset		$ 5,700,000
Deferred consideration		$ 3,700,000
Royalty expenses				$ 200,000	$ 200,000	600,000	300,000
Contingent consideration, liability						$ 0	$ 0